Provisions and Contingent Liabilities - Additional Information (Detail) $ in Thousands, R$ in Millions		12 Months Ended
	Jul. 28, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)
Disclosure of other provisions [line items]
Contingent tax liability related to legal dispute		$ 55,900
Contingent tax liability		15,500		$ 6,600
Contingent liabilities		36,400		$ 28,000
Amount paid in relation to transactions in collaboration agreement	$ 7,040
United states securities and exchange commission [member]
Disclosure of other provisions [line items]
Payment made as disgorgement of profits		98,200
Brazilian Securities And Exchange Commission [member]
Disclosure of other provisions [line items]
Payment made as disgorgement of profits		20,000	R$ 64.0
Ministerio publico federal [member]
Disclosure of other provisions [line items]
Payment made as disgorgement of profits		20,000	R$ 64.0
Department of justice - DOJ [member]
Disclosure of other provisions [line items]
Amount of penalty payable for misconduct		$ 107,300
Deferred prosecution agreement term		3 years	3 years